Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 820, Fair Value Measurements, are described as follows:

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Level 1 — inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
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Level 2 — inputs to the valuation methodology include:
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quoted prices for similar assets or liabilities in active markets;
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quoted prices for identical or similar assets or liabilities in inactive markets;
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inputs other than quoted prices that are observable for the asset or liability;
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inputs that are derived principally from or corroborated by observable market data by correlation or other means.
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Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024. These methodologies were consistently applied to all assets and liabilities of the Plan.

Mutual funds

Mutual funds - these investments are valued daily at the net asset value of shares or units held by the Plan based on the quoted market value of the underlying assets.

Collective investment trust

The collective investment trust is the Invesco Stable Value Trust (Class III). Invesco Stable Value Trust (the “Trust”) is a collective trust that has entered into fully benefit-responsive guaranteed investment contracts and wrapper contracts with banks, insurance companies and other financial institutions, designed to provide principal stability, competitive yields, and liquidity. The Trust is valued at the net asset value of units of the Invesco Stable Value Trust, as reported by the investment managers of the Trust and as supported by unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date resulting in a readily determinable fair value. Participant transactions and redemptions (purchases and sales) may occur daily.

Common stock

The common stock of the Parent is an investment option in the Plan. Berkshire Hathaway common stock trades on an active market. This investment option also includes a cash component that accounts for the purchase and sale of fractional shares.

The Plan’s investments measured at fair value as of December 31, 2025 are as follows:

	Level 1	Level 2	Total
Mutual funds	$90,430,601	$—	$90,430,601
Common stock	10,183,626	—	10,183,626
Collective investment trust	—	1,989,955	1,989,955
Total investments in the fair value hierarchy	$100,614,227	$1,989,955	$102,604,182

The Plan’s investments measured at fair value as of December 31, 2024 are as follows:

	Level 1	Level 2	Total
Mutual funds	$72,639,219	$—	$72,639,219
Common stock	10,044,217	—	10,044,217
Collective investment trust	—	1,900,453	1,900,453
Total investments in the fair value hierarchy	$82,683,436	$1,900,453	$84,583,889

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the valuation methods are considered appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.